Capital stock - Additional Information (Details)																					3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 06, 2025	Jan. 17, 2025 CAD ($) shares	Jan. 16, 2025 CAD ($) shares	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 CAD ($) shares	Oct. 08, 2024	Sep. 16, 2024 CAD ($) shares	Aug. 22, 2024	Jan. 17, 2024 shares	Dec. 21, 2023 $ / shares shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Feb. 28, 2025 CAD ($) $ / shares shares	Feb. 28, 2025 CAD ($) $ / shares shares	Aug. 31, 2024 shares	Jan. 16, 2025 $ / shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Capital stock
Exercise price of warrants | (per share)					$ 15						$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 10,800	$ 16,875					$ 21.66	$ 112.5	$ 162.43	$ 2,046.49	$ 2,046.59	$ 7,344	$ 7,249.5	$ 7,222.5	$ 7,614	$ 7,654.5	$ 7,600.5	$ 15,593.04	$ 24,364.13
Number of warrants to purchase voting common shares issued					23,537	1,950		1,896			103		277	368	367	283	353	412	38	113		400
Number of Voting Common Shares issued to third parties in exchange for services																					15,984	28,451
Number of Voting Common Shares value issued to third parties in exchange for services | $																					$ 416,305	$ 1,007,876
Total cash consideration price, net of transaction costs | $						$ 4,821
Net transaction costs | $						$ 103,268
Ratio to the conversion of stock split	10						9		15
Warrants term					5 years 6 months			5 years			5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
At the market public offering
Capital stock
Net transaction costs | $																						$ 965,662
Number of shares issued																						447,816
Net proceeds from this capital raise | $																					$ 15,738,087	$ 15,738,087
Private placement
Capital stock
Number of warrants to purchase voting common shares issued				235,320
Net transaction costs | $				$ 627,146				$ 1,051,801
Number of shares issued				425,640				37,778
Total cash consideration | $				$ 3,841,125				$ 3,567,439
Series A Convertible Preferred Shares
Capital stock
Shares issued upon conversion of convertible preferred stock																						988
Number of shares converted																						136,689
Pre-funded warrants | Private placement
Capital stock
Number of warrants to purchase voting common shares issued				45,000
Warrants | Private placement
Capital stock
Exercise price of warrants | $ / shares																								$ 15
Warrants term				5 years 6 months
Derivatives | Series A Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares												$ 1,417.5
Shares issued upon conversion of convertible preferred stock																						988	1,165
Number of shares converted						1,950																400	650
Convertible preferred shares						4,821
Number of shares issued											3,000
Common Shares at a value | $						$ 103,268																$ 103,268
Ratio to the conversion of stock split		0.0074
Warrants term												5 years
Derivatives | Series B Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares												$ 1,417.5
Number of shares converted			3,000							3,000
Convertible preferred shares			7,408
Common Shares at a value | $			$ 195,806																			$ 195,806
Warrants term												5 years
Pre-funded warrants
Capital stock
Exercise price of warrants | $ / shares																					$ 0.001	$ 0.001
Number of warrants to purchase voting common shares issued																						1
Securities issuance - pre-funded warrants converted (in shares)																						45,000
Securities issuance - pre-funded warrants converted | $																						$ (810,619)
Common shares
Capital stock
Securities issuance - pre-funded warrants converted (in shares)																						45,000
Securities issuance - pre-funded warrants converted | $																						$ 810,619